UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report
May 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-Rata share of Investments in Fidelity's Central Funds.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Procter & Gamble Co.	2.5
The Coca-Cola Co.	2.2
Eli Lilly & Co.	1.9
AbbVie, Inc.	1.7
Bristol-Myers Squibb Co.	1.6
Merck & Co., Inc.	1.4
Amgen, Inc.	1.4
Cisco Systems, Inc.	1.4
PepsiCo, Inc.	1.4
Comcast Corp. Class A	1.3
16.8

Market Sectors (% of Fund's net assets)

Financials	22.1
Real Estate	15.6
Health Care	13.5
Consumer Staples	10.1
Information Technology	8.4
Industrials	6.6
Utilities	5.8
Communication Services	5.6
Energy	5.1
Consumer Discretionary	3.5
Materials	1.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.4%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 9.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 8.7%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		73,000	51,794
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		91,000	87,189
			138,983
Entertainment - 0.2%
Liberty Media Corp. 0.5% 12/1/50 (b)		461,000	558,502
Live Nation Entertainment, Inc.:
2% 2/15/25		101,000	114,130
2.5% 3/15/23		1,239,000	1,801,692
Spotify U.S.A., Inc. 0% 3/15/26		1,000,000	810,000
World Wrestling Entertainment, Inc. 3.375% 12/15/23		1,318,000	3,575,075
Zynga, Inc.:
0% 12/15/26		1,969,000	1,964,210
0.25% 6/1/24		2,095,000	2,459,877
			11,283,486
Interactive Media & Services - 0.5%
Eventbrite, Inc. 5% 12/1/25		992,000	1,227,600
fuboTV, Inc. 3.25% 2/15/26		774,000	228,330
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,332,000	1,511,249
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,345,000	1,604,712
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		951,000	1,692,040
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		1,875,000	1,377,096
Snap, Inc.:
0% 5/1/27		4,040,000	2,960,836
0.125% 3/1/28(b)		3,300,000	2,409,000
0.25% 5/1/25		718,000	717,282
0.75% 8/1/26		1,690,000	1,683,387
TripAdvisor, Inc. 0.25% 4/1/26		812,000	643,423
Twitter, Inc.:
0% 3/15/26		2,169,000	1,957,523
0.25% 6/15/24		7,012,000	6,997,976
Ziff Davis, Inc. 1.75% 11/1/26 (b)		122,000	120,597
			25,131,051
Media - 0.4%
Cable One, Inc. 0% 3/15/26		102,000	86,037
DISH Network Corp.:
0% 12/15/25		5,491,000	4,369,458
2.375% 3/15/24		4,868,000	4,429,628
3.375% 8/15/26		8,377,000	6,314,875
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,031,983
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	3,011,805
Liberty Broadband Corp.:
1.25% 9/30/50(b)		110,000	103,694
2.75% 9/30/50(b)		1,120,000	1,086,657
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	1,007,818
Liberty Media Corp.:
1% 1/30/23		554,000	938,199
1.375% 10/15/23		83,000	105,576
Magnite, Inc. 0.25% 3/15/26		2,782,000	2,079,463
TechTarget, Inc.:
0% 12/15/26(b)		120,000	99,180
0.125% 12/15/25		355,000	430,635
			25,095,008
TOTAL COMMUNICATION SERVICES			61,648,528

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
LCI Industries 1.125% 5/15/26		1,850,000	1,724,200
Patrick Industries, Inc.:
1% 2/1/23		1,742,000	1,746,355
1.75% 12/1/28(b)		2,940,000	2,559,638
			6,030,193
Automobiles - 0.2%
Arrival SA 3.5% 12/1/26 (b)		1,453,000	657,483
Fisker, Inc. 2.5% 9/15/26 (b)		100,000	67,109
Ford Motor Co. 0% 3/15/26		7,378,000	7,687,876
Lucid Group, Inc. 1.25% 12/15/26 (b)		120,000	80,631
			8,493,099
Diversified Consumer Services - 0.1%
2U, Inc. 2.25% 5/1/25		2,627,000	2,024,104
Chegg, Inc.:
0% 9/1/26		1,563,000	1,187,880
0.125% 3/15/25		1,078,000	938,938
			4,150,922
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. 0% 3/15/26		2,689,000	2,374,387
Booking Holdings, Inc. 0.75% 5/1/25		1,481,000	2,078,840
Carnival Corp. 5.75% 4/1/23		1,383,000	2,077,266
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		2,765,000	2,343,338
DraftKings, Inc. 0% 3/15/28		3,627,000	2,239,673
Expedia, Inc. 0% 2/15/26		90,000	91,042
Marriott Vacations Worldwide Corp.:
0% 1/15/26		100,000	102,938
1.5% 9/15/22		75,000	80,100
NCL Corp. Ltd.:
1.125% 2/15/27(b)		2,100,000	1,604,400
2.5% 2/15/27(b)		2,240,000	1,803,200
5.375% 8/1/25		1,000,000	1,161,500
Penn National Gaming, Inc. 2.75% 5/15/26		876,000	1,374,882
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23		1,409,000	1,422,386
4.25% 6/15/23		3,045,000	3,243,630
Shake Shack, Inc. 0% 3/1/28		1,447,000	996,983
The Cheesecake Factory, Inc. 0.375% 6/15/26		854,000	692,747
Vail Resorts, Inc. 0% 1/1/26		100,000	92,688
			23,780,000
Internet & Direct Marketing Retail - 0.2%
Etsy, Inc.:
0.125% 10/1/26		2,815,000	3,365,333
0.125% 9/1/27		1,931,000	1,601,658
0.25% 6/15/28(b)		90,000	70,335
The RealReal, Inc.:
1% 3/1/28		4,042,000	2,157,361
3% 6/15/25		2,012,000	1,256,906
Wayfair LLC:
0.625% 10/1/25		2,338,000	1,672,839
1.125% 11/1/24		329,000	287,382
Xometry, Inc. 1% 2/1/27 (b)		590,000	505,665
			10,917,479
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26		1,522,000	2,166,948
Peloton Interactive, Inc. 0% 2/15/26		7,191,000	4,871,645
			7,038,593
Specialty Retail - 0.0%
American Eagle Outfitters, Inc. 3.75% 4/15/25		59,000	93,552
Burlington Stores, Inc. 2.25% 4/15/25		75,000	81,469
Dick's Sporting Goods, Inc. 3.25% 4/15/25		447,000	1,132,586
National Vision Holdings, Inc. 2.5% 5/15/25		998,000	1,130,088
			2,437,695
Textiles, Apparel & Luxury Goods - 0.0%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		1,012,000	396,078

TOTAL CONSUMER DISCRETIONARY			63,244,059

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24		1,000,000	1,088,702

Food Products - 0.1%
Beyond Meat, Inc. 0% 3/15/27		8,857,000	3,462,315

Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		4,949,000	4,558,449

TOTAL CONSUMER STAPLES			9,109,466

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Resources Corp. 4.25% 9/1/26		211,000	2,071,493
Arch Resources, Inc. 5.25% 11/15/25		249,000	1,024,646
CNX Resources Corp. 2.25% 5/1/26		1,172,000	2,116,046
EQT Corp. 1.75% 5/1/26		1,657,000	5,343,825
Pioneer Natural Resources Co. 0.25% 5/15/25		2,149,000	5,802,300
			16,358,310
FINANCIALS - 0.1%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		3,308,000	2,318,908

Consumer Finance - 0.1%
LendingTree, Inc. 0.5% 7/15/25		1,000,000	740,000
SoFi Technologies, Inc. 0% 10/15/26 (b)		2,980,000	2,083,020
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		104,000	65,455
			2,888,475
Insurance - 0.0%
HCI Group, Inc. 4.75% 6/1/42 (b)		90,000	91,980

Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	513,315
Blackstone Mortgage Trust, Inc. 5.5% 3/15/27		100,000	97,450
HAT Holdings I LLC/HAT Holdings II LLC 0% 5/1/25 (b)		90,000	87,681
			698,446
TOTAL FINANCIALS			5,997,809

HEALTH CARE - 1.0%
Biotechnology - 0.2%
Coherus BioSciences, Inc. 1.5% 4/15/26		80,000	55,961
Cytokinetics, Inc. 4% 11/15/26		100,000	391,962
Dynavax Technologies Corp. 2.5% 5/15/26		100,000	141,813
Exact Sciences Corp.:
0.375% 3/15/27		1,417,000	1,138,028
0.375% 3/1/28		1,777,000	1,331,639
1% 1/15/25		1,218,000	1,219,827
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		3,700,000	3,755,500
Insmed, Inc. 0.75% 6/1/28		100,000	82,950
Natera, Inc. 2.25% 5/1/27		578,000	724,065
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,475,000	1,907,625
Sarepta Therapeutics, Inc. 1.5% 11/15/24		1,860,000	2,313,375
			13,062,745
Health Care Equipment & Supplies - 0.5%
CONMED Corp. 2.625% 2/1/24		1,068,000	1,483,986
CryoPort, Inc. 0.75% 12/1/26 (b)		1,845,000	1,392,975
DexCom, Inc.:
0.25% 11/15/25		3,228,000	3,033,830
0.75% 12/1/23		1,805,000	3,292,586
Envista Holdings Corp. 2.375% 6/1/25		1,879,000	3,958,114
Glaukos Corp. 2.75% 6/15/27		1,304,000	1,459,665
Haemonetics Corp. 0% 3/1/26		100,000	80,000
Insulet Corp. 0.375% 9/1/26		2,115,000	2,407,366
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,502,927
LivaNova U.S.A., Inc. 3% 12/15/25		1,360,000	1,810,160
Mesa Laboratories, Inc. 1.375% 8/15/25		566,000	541,064
Nevro Corp. 2.75% 4/1/25		343,000	306,985
Novocure Ltd. 0% 11/1/25		890,000	791,127
Omnicell, Inc. 0.25% 9/15/25		959,000	1,195,394
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		2,570,000	2,471,055
Varex Imaging Corp. 4% 6/1/25		100,000	129,874
			25,857,108
Health Care Providers & Services - 0.2%
1Life Healthcare, Inc. 3% 6/15/25		2,125,000	1,751,000
Accolade, Inc. 0.5% 4/1/26		3,666,000	2,325,169
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		2,132,000	2,190,630
Guardant Health, Inc. 0% 11/15/27		3,404,000	2,246,640
Oak Street Health, Inc. 0% 3/15/26		2,175,000	1,559,258
			10,072,697
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		500,000	701,750
Health Catalyst, Inc. 2.5% 4/15/25		724,000	641,193
Teladoc Health, Inc. 1.25% 6/1/27		504,000	388,080
			1,731,023
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0% 8/15/23		58,000	56,463
Inotiv, Inc. 3.25% 10/15/27 (b)		80,000	55,848
Nanostring Technologies, Inc. 2.625% 3/1/25		972,000	832,883
NeoGenomics, Inc. 1.25% 5/1/25		420,000	350,070
Repligen Corp. 0.375% 7/15/24		960,000	1,474,915
			2,770,179
Pharmaceuticals - 0.0%
Innoviva, Inc. 2.125% 3/15/28 (b)		80,000	70,550

TOTAL HEALTH CARE			53,564,302

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		2,622,000	4,079,832
Parsons Corp. 0.25% 8/15/25		5,936,000	6,071,934
Virgin Galactic Holdings, Inc. 2.5% 2/1/27 (b)		100,000	71,500
			10,223,266
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24		776,500	860,362
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,025,000	1,299,828
			2,160,190
Airlines - 0.3%
American Airlines Group, Inc. 6.5% 7/1/25		2,925,000	3,914,419
JetBlue Airways Corp. 0.5% 4/1/26		3,700,000	2,923,000
Southwest Airlines Co. 1.25% 5/1/25		5,726,000	7,821,716
			14,659,135
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24		2,891,000	3,386,807

Electrical Equipment - 0.2%
Array Technologies, Inc. 1% 12/1/28 (b)		4,423,000	3,094,211
Bloom Energy Corp. 2.5% 8/15/25		1,726,000	2,208,935
Plug Power, Inc. 3.75% 6/1/25		577,000	2,192,369
Stem, Inc. 0.5% 12/1/28 (b)		3,271,000	1,947,881
Sunrun, Inc. 0% 2/1/26		1,615,000	1,169,260
			10,612,656
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (b)		766,000	2,312,426
Desktop Metal, Inc. 6% 5/15/27 (b)		550,000	716,650
John Bean Technologies Corp. 0.25% 5/15/26		3,544,000	3,412,872
Middleby Corp. 1% 9/1/25		1,940,000	2,479,987
The Greenbrier Companies, Inc. 2.875% 4/15/28		3,190,000	3,182,025
			12,103,960
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23		1,195,000	2,010,229
KBR, Inc. 2.5% 11/1/23		2,060,000	4,073,650
Upwork, Inc. 0.25% 8/15/26 (b)		109,000	82,596
			6,166,475
Road & Rail - 0.0%
Lyft, Inc. 1.5% 5/15/25		74,000	67,673
Uber Technologies, Inc. 0% 12/15/25		74,000	62,789
			130,462
Transportation Infrastructure - 0.0%
Seaspan Corp. 3.75% 12/15/25 (b)		2,263,000	2,600,187

TOTAL INDUSTRIALS			62,043,138

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.0%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,309,000	1,945,829
0.5% 12/15/26		1,359,000	1,467,930
0.5% 6/15/28(b)		90,000	80,944
			3,494,703
Electronic Equipment & Components - 0.1%
II-VI, Inc. 0.25% 9/1/22		1,079,000	1,432,373
Insight Enterprises, Inc. 0.75% 2/15/25		1,766,000	2,622,189
Par Technology Corp.:
1.5% 10/15/27		73,000	61,320
2.875% 4/15/26		750,000	871,170
			4,987,052
IT Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (b)		1,710,000	1,065,330
Akamai Technologies, Inc.:
0.125% 5/1/25		2,780,000	3,251,003
0.375% 9/1/27		3,192,000	3,333,865
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		2,877,000	2,112,797
Block, Inc.:
0% 5/1/26		1,886,000	1,558,756
0.125% 3/1/25		1,469,000	1,572,748
0.25% 11/1/27		1,032,000	822,401
0.5% 5/15/23		1,156,000	1,540,948
Cloudflare, Inc.:
0% 8/15/26(b)		64,000	51,672
0.75% 5/15/25		668,000	1,093,126
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		2,221,000	1,725,717
Fastly, Inc. 0% 3/15/26		5,707,000	4,223,180
MongoDB, Inc. 0.25% 1/15/26		2,244,000	2,972,536
Okta, Inc.:
0.125% 9/1/25		2,536,000	2,246,795
0.375% 6/15/26		2,171,000	1,775,807
Perficient, Inc. 0.125% 11/15/26 (b)		1,910,000	1,609,175
Repay Holdings Corp. 0% 2/1/26 (b)		977,000	757,175
Shift4 Payments, Inc. 0% 12/15/25		119,000	107,769
Shopify, Inc. 0.125% 11/1/25		1,400,000	1,195,600
Wix.com Ltd. 0% 8/15/25		1,682,000	1,360,738
			34,377,138
Semiconductors & Semiconductor Equipment - 0.4%
Camtek Ltd. 0% 12/1/26 (b)		600,000	513,600
Enphase Energy, Inc.:
0% 3/1/26		100,000	97,003
0% 3/1/28		100,000	97,802
0.25% 3/1/25		791,000	1,877,926
Microchip Technology, Inc.:
1.625% 2/15/27		585,000	1,208,025
2.25% 2/15/37		922,000	1,947,149
onsemi:
0% 5/1/27		3,073,000	4,037,179
1.625% 10/15/23		1,421,000	4,172,271
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	135,814
SolarEdge Technologies, Inc. 0% 9/15/25		2,415,000	2,951,485
Teradyne, Inc. 1.25% 12/15/23		289,000	998,033
Veeco Instruments, Inc. 3.75% 6/1/27		90,000	159,210
Wolfspeed, Inc.:
0.25% 2/15/28(b)		1,560,000	1,391,010
1.75% 5/1/26		1,205,000	2,096,700
			21,683,207
Software - 2.1%
8x8, Inc. 0.5% 2/1/24		73,000	63,145
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	1,610,345
Avalara, Inc. 0.25% 8/1/26 (b)		1,550,000	1,277,695
Bentley Systems, Inc. 0.125% 1/15/26		100,000	87,650
Bill.Com Holdings, Inc.:
0% 12/1/25		1,100,000	1,140,150
0% 4/1/27(b)		81,000	63,828
BlackLine, Inc.:
0% 3/15/26		2,050,000	1,685,100
0.125% 8/1/24		1,486,000	1,732,120
Box, Inc. 0% 1/15/26		3,157,000	3,714,211
Cerence, Inc. 3% 6/1/25		559,000	648,999
Ceridian HCM Holding, Inc. 0.25% 3/15/26		4,001,000	3,296,824
Confluent, Inc. 0% 1/15/27 (b)		2,372,000	1,756,151
Coupa Software, Inc.:
0.125% 6/15/25		3,793,000	3,269,566
0.375% 6/15/26		7,419,000	5,839,060
CyberArk Software Ltd. 0% 11/15/24		2,233,000	2,473,121
Datadog, Inc. 0.125% 6/15/25		1,316,000	1,675,035
DocuSign, Inc. 0% 1/15/24		2,328,000	2,155,728
Dropbox, Inc.:
0% 3/1/26		797,000	705,345
0% 3/1/28		811,000	705,570
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	1,490,000	986,579
Everbridge, Inc.:
0% 3/15/26		2,317,000	1,985,669
0.125% 12/15/24		1,106,000	976,137
Five9, Inc. 0.5% 6/1/25		2,560,000	2,548,480
Guidewire Software, Inc. 1.25% 3/15/25		1,087,000	1,052,107
HubSpot, Inc. 0.375% 6/1/25		1,240,000	1,703,760
InterDigital, Inc. 3.5% 6/1/27 (b)		100,000	105,850
LivePerson, Inc.:
0% 12/15/26		6,680,000	4,963,908
0.75% 3/1/24		1,765,000	1,581,440
Mandiant, Inc.:
0.875% 6/1/24		2,257,000	2,457,873
1.625% 6/1/35		1,544,000	1,504,446
New Relic, Inc. 0.5% 5/1/23		2,216,000	2,139,548
NortonLifeLock, Inc. 2% 8/15/22		1,643,000	1,970,175
Nutanix, Inc. 0% 1/15/23		318,000	308,594
Pagerduty, Inc. 1.25% 7/1/25		645,000	642,743
Palo Alto Networks, Inc.:
0.375% 6/1/25		3,998,000	6,952,522
0.75% 7/1/23		3,244,000	6,194,949
Pegasystems, Inc. 0.75% 3/1/25		653,000	534,211
Progress Software Corp. 1% 4/15/26		2,055,000	2,067,117
Q2 Holdings, Inc. 0.75% 6/1/26		1,720,000	1,578,960
Rapid7, Inc.:
0.25% 3/15/27		2,275,000	2,131,661
2.25% 5/1/25		2,439,000	3,230,456
RingCentral, Inc.:
0% 3/1/25		2,104,000	1,798,920
0% 3/15/26		2,876,000	2,223,148
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		1,168,000	2,625,080
Splunk, Inc.:
0.5% 9/15/23		1,102,000	1,099,796
1.125% 9/15/25		3,260,000	3,302,178
1.125% 6/15/27		1,202,000	1,025,306
Tyler Technologies, Inc. 0.25% 3/15/26		3,415,000	3,351,823
Unity Software, Inc. 0% 11/15/26 (b)		2,589,000	1,955,990
Varonis Systems, Inc. 1.25% 8/15/25		2,075,000	2,637,325
Verint Systems, Inc. 0.25% 4/15/26		762,000	770,164
Veritone, Inc. 1.75% 11/15/26 (b)		1,164,000	770,568
Workday, Inc. 0.25% 10/1/22		3,565,000	4,012,408
Workiva, Inc. 1.125% 8/15/26		2,245,000	2,608,690
Zendesk, Inc. 0.625% 6/15/25		3,384,000	3,636,108
Zscaler, Inc. 0.125% 7/1/25		2,124,000	2,621,016
			115,955,348
TOTAL INFORMATION TECHNOLOGY			180,497,448

MATERIALS - 0.2%
Chemicals - 0.1%
Amyris, Inc. 1.5% 11/15/26 (b)		2,470,000	1,202,057
Danimer Scientific, Inc. 3.25% 12/15/26 (b)		110,000	76,560
Livent Corp. 4.125% 7/15/25		522,000	1,952,019
			3,230,636
Metals & Mining - 0.1%
Allegheny Technologies, Inc. 3.5% 6/15/25		60,000	114,030
Endeavour Mining Corp. 3% 2/15/23 (b)		1,610,000	1,737,351
MP Materials Corp. 0.25% 4/1/26 (b)		859,000	953,920
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,592,738
United States Steel Corp. 5% 11/1/26		728,000	1,464,008
			6,862,047
TOTAL MATERIALS			10,092,683

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Pebblebrook Hotel Trust 1.75% 12/15/26		5,620,000	5,999,350
Porch Group, Inc. 0.75% 9/15/26 (b)		8,182,000	4,638,171
Summit Hotel Properties, Inc. 1.5% 2/15/26		3,637,000	3,404,232
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		3,116,000	3,646,977
			17,688,730
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		1,141,000	756,483
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		84,000	67,570
Redfin Corp.:
0% 10/15/25		692,000	426,878
0.5% 4/1/27		1,255,000	692,760
Zillow Group, Inc. 2.75% 5/15/25		67,000	66,866
			2,010,557
TOTAL REAL ESTATE			19,699,287

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,682,997

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		80,000	76,680
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		80,000	64,000
			140,680
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		23,475	1,182,436

TOTAL UTILITIES			3,006,113

TOTAL CONVERTIBLE BONDS			485,261,143
Nonconvertible Bonds - 0.6%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)		4,965,000	4,505,738

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Luminar Technologies, Inc. 1.25% 12/15/26 (b)		100,000	76,650

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		1,080,000	1,007,008

Tobacco - 0.1%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		2,850,000	2,611,776

TOTAL CONSUMER STAPLES			3,618,784

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		4,010,000	4,043,744
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	877,500
			4,921,244
FINANCIALS - 0.3%
Banks - 0.0%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 2.4113% 5/15/77 (d)(e)		4,500,000	3,488,400

Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.05% 12/21/65 (b)(d)(e)		14,050,000	10,959,000

Insurance - 0.1%
MetLife, Inc. 6.4% 12/15/66 (d)		5,000,000	5,137,500

TOTAL FINANCIALS			19,584,900

UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (d)		2,000,000	1,869,191
Sempra Energy 4.125% 4/1/52 (d)		1,250,000	1,088,442
			2,957,633
TOTAL NONCONVERTIBLE BONDS			35,664,949
TOTAL CORPORATE BONDS (Cost $528,733,563)			520,926,092

Common Stocks - 53.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,513,100	32,213,899
Cellnex Telecom SA (b)	29,564	1,334,199
Helios Towers PLC (f)	69,039	99,002
Verizon Communications, Inc.	1,212,819	62,205,487
		95,852,587
Entertainment - 0.1%
Activision Blizzard, Inc.	36,800	2,865,984
Media - 1.7%
Charter Communications, Inc. Class A (f)	619	313,790
Comcast Corp. Class A	1,708,039	75,631,967
Gannett Co., Inc. (f)	907,363	3,565,937
Interpublic Group of Companies, Inc.	284,400	9,166,212
Shaw Communications, Inc. Class B	308,826	8,750,701
		97,428,607
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (f)	195,954	26,118,709
TOTAL COMMUNICATION SERVICES		222,265,887
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	277,378	69,957,505
Super Group SGHC Ltd. (f)	1,055,795	7,390,565
		77,348,070
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	53,723	2,614,698
Multiline Retail - 0.4%
Dollar Tree, Inc. (f)	20,700	3,318,831
Target Corp.	132,000	21,368,160
		24,686,991
Specialty Retail - 0.2%
Best Buy Co., Inc.	93,000	7,631,580
Burlington Stores, Inc. (f)	15,000	2,524,500
		10,156,080
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	73,800	5,230,206
TOTAL CONSUMER DISCRETIONARY		120,036,045
CONSUMER STAPLES - 9.8%
Beverages - 4.5%
Diageo PLC	610,738	28,375,667
Keurig Dr. Pepper, Inc.	757,852	26,327,778
PepsiCo, Inc.	463,720	77,789,030
The Coca-Cola Co.	1,929,947	122,320,041
		254,812,516
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	215,400	6,580,470
BJ's Wholesale Club Holdings, Inc. (f)	165,600	9,583,272
Costco Wholesale Corp.	8,100	3,776,382
Walmart, Inc.	169,500	21,802,785
		41,742,909
Food Products - 1.0%
Bunge Ltd.	53,100	6,282,792
Mondelez International, Inc.	552,014	35,086,010
Nestle SA (Reg. S)	115,544	14,133,022
		55,501,824
Household Products - 2.5%
Procter & Gamble Co.	949,860	140,465,282
Personal Products - 0.1%
Unilever PLC	157,500	7,609,058
Tobacco - 0.9%
Philip Morris International, Inc.	484,200	51,446,250
TOTAL CONSUMER STAPLES		551,577,839
ENERGY - 4.5%
Energy Equipment & Services - 0.0%
Tenaris SA sponsored ADR	50,771	1,692,705
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (f)	151,859	6,511,714
Canadian Natural Resources Ltd.	24,181	1,603,926
Canadian Natural Resources Ltd.	127,038	8,407,599
Cenovus Energy, Inc.	271,411	6,288,593
Cheniere Energy, Inc.	36,738	5,024,656
ConocoPhillips Co.	101,188	11,369,484
DCP Midstream Partners LP	200,789	7,210,333
DHT Holdings, Inc.	3,164,055	18,857,768
DT Midstream, Inc.	7,172	416,693
Energy Transfer LP	1,019,056	11,882,193
Enterprise Products Partners LP	8,639	236,881
Enviva, Inc.	71,587	5,575,911
Equitrans Midstream Corp.	59,079	464,952
Euronav NV (g)	885,200	11,330,560
Exxon Mobil Corp.	356,806	34,253,376
Genesis Energy LP	492,700	6,030,648
Golar LNG Ltd. (f)	13,894	351,935
Hess Corp.	18,000	2,215,260
Imperial Oil Ltd.	476,231	26,084,740
MEG Energy Corp. (f)	162,454	2,834,613
MPLX LP	78,656	2,591,715
Occidental Petroleum Corp.	36,087	2,501,190
ONEOK, Inc.	11,017	725,469
PDC Energy, Inc.	46,974	3,717,522
Phillips 66 Co.	108,924	10,980,628
Plains All American Pipeline LP	726,038	8,269,573
Suncor Energy, Inc.	455,534	18,327,964
Targa Resources Corp.	121,172	8,726,807
The Williams Companies, Inc.	35,158	1,302,955
Valero Energy Corp.	117,538	15,232,925
Western Midstream Partners LP	392,589	10,855,086
		250,183,669
TOTAL ENERGY		251,876,374
FINANCIALS - 5.5%
Banks - 2.3%
Bank of America Corp.	600,145	22,325,394
Huntington Bancshares, Inc.	890,652	12,362,250
JPMorgan Chase & Co.	139,600	18,459,308
M&T Bank Corp.	120,057	21,606,658
PNC Financial Services Group, Inc.	202,802	35,573,499
Wells Fargo & Co.	435,012	19,910,499
		130,237,608
Capital Markets - 0.9%
BlackRock, Inc. Class A	74,011	49,519,280
Consumer Finance - 0.4%
Capital One Financial Corp.	162,090	20,724,827
Insurance - 1.9%
American Financial Group, Inc.	79,200	11,190,960
Chubb Ltd.	187,036	39,518,836
Hartford Financial Services Group, Inc.	230,836	16,737,918
The Travelers Companies, Inc.	238,592	42,717,512
		110,165,226
TOTAL FINANCIALS		310,646,941
HEALTH CARE - 12.1%
Biotechnology - 3.1%
AbbVie, Inc.	662,637	97,652,815
Amgen, Inc.	308,600	79,229,964
		176,882,779
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	65,904	32,739,789
Life Sciences Tools & Services - 0.6%
Danaher Corp.	128,270	33,840,191
Pharmaceuticals - 7.8%
AstraZeneca PLC sponsored ADR	463,524	30,815,076
Bristol-Myers Squibb Co.	1,192,871	90,002,117
Eli Lilly & Co.	341,033	106,893,384
Johnson & Johnson	411,520	73,880,186
Merck & Co., Inc.	872,181	80,266,817
Roche Holding AG (participation certificate)	79,353	27,042,799
Sanofi SA sponsored ADR	553,500	29,473,875
		438,374,254
TOTAL HEALTH CARE		681,837,013
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	59,694	12,563,199
Lockheed Martin Corp.	88,700	39,037,757
Northrop Grumman Corp.	56,502	26,441,241
The Boeing Co. (f)	39,899	5,242,729
		83,284,926
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	296,029	53,951,285
Building Products - 0.3%
Johnson Controls International PLC	297,590	16,221,631
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.	18,908	578,018
Waste Connections, Inc. (United States)	5,898	752,231
Waste Management, Inc.	47,500	7,529,225
		8,859,474
Construction & Engineering - 0.0%
Ferrovial SA	23,485	605,348
VINCI SA	4,012	387,159
		992,507
Electrical Equipment - 0.9%
AMETEK, Inc.	43,700	5,308,239
Babcock & Wilcox Enterprises, Inc. (f)	1,415,380	9,270,739
Eaton Corp. PLC	256,703	35,579,036
		50,158,014
Industrial Conglomerates - 0.3%
General Electric Co.	62,475	4,891,168
Hitachi Ltd.	125,300	6,501,382
Siemens AG	45,800	6,045,737
		17,438,287
Machinery - 0.1%
ITT, Inc.	90,200	6,658,564
Professional Services - 0.1%
Clarivate Analytics PLC (f)	271,600	4,011,532
Trading Companies & Distributors - 0.1%
Watsco, Inc.	20,356	5,203,604
Transportation Infrastructure - 0.4%
Aena SME SA (b)(f)	95,252	14,531,540
Aeroports de Paris SA (f)	3,194	477,134
Flughafen Zuerich AG (f)	3,544	598,549
Getlink SE	79,673	1,533,178
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	4,602	692,049
Grupo Aeroportuario Norte S.A.B. de CV ADR	11,442	660,890
Transurban Group unit	193,958	2,000,217
		20,493,557
TOTAL INDUSTRIALS		267,273,381
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,742,780	78,512,239
IT Services - 0.5%
Accenture PLC Class A	32,302	9,640,855
Amdocs Ltd.	71,839	6,242,091
Capgemini SA	36,600	7,092,193
Visa, Inc. Class A	28,700	6,089,279
		29,064,418
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	116,600	22,126,016
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	293,207	27,942,627
		50,068,643
Software - 1.0%
Microsoft Corp.	131,467	35,741,933
NortonLifeLock, Inc.	311,700	7,586,778
Open Text Corp.	231,726	9,497,313
Roper Technologies, Inc.	12,900	5,707,476
		58,533,500
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	43,741	6,510,410
FUJIFILM Holdings Corp.	60,100	3,310,267
Samsung Electronics Co. Ltd.	518,953	28,152,777
Seagate Technology Holdings PLC	121,900	10,321,273
		48,294,727
TOTAL INFORMATION TECHNOLOGY		264,473,527
MATERIALS - 1.6%
Chemicals - 0.5%
Linde PLC	63,318	20,558,088
Nutrien Ltd.	74,976	7,327,180
		27,885,268
Containers & Packaging - 0.9%
Ball Corp.	101,600	7,202,424
Crown Holdings, Inc.	212,932	22,238,618
Packaging Corp. of America	136,932	21,536,665
		50,977,707
Metals & Mining - 0.2%
Lundin Mining Corp.	316,238	2,815,227
Wheaton Precious Metals Corp.	203,600	8,408,953
		11,224,180
TOTAL MATERIALS		90,087,155
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	48,385	12,392,850
ARGAN SA	1,143	137,432
Crown Castle International Corp.	3,286	623,190
Digital Realty Trust, Inc.	1,964	274,155
Equinix, Inc.	523	359,348
Lamar Advertising Co. Class A	130,868	12,818,521
Prologis (REIT), Inc.	1,189	151,574
SBA Communications Corp. Class A	1,482	498,856
Warehouses de Pauw	1,891	69,713
		27,325,639
UTILITIES - 3.8%
Electric Utilities - 2.3%
Constellation Energy Corp.	143,732	8,922,883
Enel SpA	145,507	945,378
Exelon Corp.	282,262	13,873,177
Iberdrola SA	85,798	1,016,579
NextEra Energy, Inc.	921,757	69,767,787
NRG Energy, Inc.	194,669	8,962,561
ORSTED A/S (b)	5,803	654,053
PG&E Corp. (f)	221,000	2,696,200
Xcel Energy, Inc.	307,026	23,131,339
		129,969,957
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Partners LP	8,211	292,147
EDP Renovaveis SA	13,252	324,937
NextEra Energy Partners LP	3,687	264,174
RWE AG	14,759	649,626
The AES Corp.	9,245	203,760
Vistra Corp.	388,000	10,231,560
		11,966,204
Multi-Utilities - 1.3%
Ameren Corp.	215,605	20,523,440
Dominion Energy, Inc.	402,973	33,938,386
WEC Energy Group, Inc.	155,151	16,301,716
		70,763,542
TOTAL UTILITIES		212,699,703
TOTAL COMMON STOCKS (Cost $2,168,903,303)		3,000,099,504

Preferred Stocks - 10.0%
	Shares	Value ($)
Convertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.2%
Media - 0.1%
Paramount Global Series A 5.75%	38,670	1,950,605

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. 5.25% (b)(f)	5,850	6,677,527

TOTAL COMMUNICATION SERVICES		8,628,132

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%	23,400	2,869,348

Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)	2,250	1,429,403

TOTAL CONSUMER DISCRETIONARY		4,298,751

FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp. 7.25%	12,765	16,083,900
Wells Fargo & Co. 7.50%	12,645	15,992,279
		32,076,179
Capital Markets - 0.0%
KKR & Co. LP Series C, 6.00%	29,300	2,009,101

TOTAL FINANCIALS		34,085,280

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	113,500	5,828,225
Boston Scientific Corp. Series A, 5.50%	77,000	8,437,871
		14,266,096
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%	22,000	1,707,420

Life Sciences Tools & Services - 0.1%
Danaher Corp. Series B, 5.00%	5,760	8,178,635

TOTAL HEALTH CARE		24,152,151

INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Fluor Corp. 6.50%	4,200	5,919,440

Machinery - 0.0%
RBC Bearings, Inc.	32,100	3,107,568

Professional Services - 0.1%
Clarivate Analytics PLC 5.00%	52,900	3,181,935

TOTAL INDUSTRIALS		12,208,943

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	700	69,419

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. Series A, 8.00%	9,050	16,411,510

TOTAL INFORMATION TECHNOLOGY		16,480,929

MATERIALS - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 5.50%	39,200	3,005,072

UTILITIES - 0.8%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 6.125%	66,200	3,727,722
NextEra Energy, Inc.:
4.872%	189,600	10,443,450
5.279%	120,900	5,889,039
6.219%	119,500	5,861,475
PG&E Corp.	44,500	5,031,964
Southern Co. 6.75%	37,500	2,111,765
		33,065,415
Gas Utilities - 0.1%
UGI Corp. 7.125%	39,900	3,928,953

Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%	37,900	3,368,173

Multi-Utilities - 0.0%
Dominion Energy, Inc. 7.25%	1,100	111,837
DTE Energy Co. 6.25%	48,400	2,539,527
NiSource, Inc. 7.75%	800	94,240
		2,745,604
TOTAL UTILITIES		43,108,145

TOTAL CONVERTIBLE PREFERRED STOCKS		145,967,403
Nonconvertible Preferred Stocks - 7.4%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	160,000	3,270,400
5.125%	85,000	1,836,850
5.35%	100,000	2,525,000
BCE, Inc.:
2.954%(d)	72,900	962,509
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(d)(e)	68,700	936,929
Series R	67,600	893,602
		10,425,290
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc. 6.625%	8,100	191,458
U.S. Cellular Corp. 6.25%	65,000	1,477,450
		1,668,908
TOTAL COMMUNICATION SERVICES		12,094,198

CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp.:
6.375%	20,000	527,000
6.50%	45,000	1,150,650
6.625%	30,000	807,000
		2,484,650
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. 7.00%	65,400	1,485,234

TOTAL CONSUMER DISCRETIONARY		3,969,884

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc.:
Canadian Government Bond 5 Year Note Index + 2.400% 3.415%(d)(e)	2,000	31,972
Canadian Government Bond 5 Year Note Index + 2.570% 4.449%(d)(e)	13,400	203,725
Canadian Government Bond 5 Year Note Index + 2.650% 5.086%(d)(e)	22,700	370,601
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689%(d)(e)	33,400	527,862
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	17,800	428,980
Energy Transfer LP Series C, 7.375% (d)	60,000	1,297,800
Global Partners LP Series B, 9.50%	60,000	1,590,000
Pembina Pipeline Corp.:
Series 15, 4.40%(d)	8,600	155,906
Series 17, Canadian Government Bond 5 Year Note Index + 3.010% 4.821%(d)(e)	6,800	124,995
Series 3, Canadian Government Bond 5 Year Note Index + 2.600% 4.478%(d)(e)	11,900	195,597
Series 5, Canadian Government Bond 5 Year Note Index + 3.000% 4.573%(d)(e)	1,500	26,481
Series 7, Canadian Government Bond 5 Year Note Index + 2.940% 4.38%(d)(e)	900	15,526
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (d)(e)	12,000	192,497
		5,161,942
FINANCIALS - 5.4%
Banks - 3.6%
Bank of America Corp.:
4.25%	325,000	6,418,750
4.375%	315,200	6,266,176
5.00%	384,200	8,679,078
Series GG, 6.00%	350,000	9,037,000
Series HH, 5.875%	195,043	4,905,331
Series KK, 5.375%	411,400	9,659,672
Series PP, 4.125%	275,000	5,362,500
Bank of Hawaii Corp. Series A, 4.625%	60,000	1,184,400
Cullen/Frost Bankers, Inc. Series B 4.45%	50,000	1,050,000
First Citizens Bancshares, Inc.	100,000	2,340,000
First Citizens Bancshares, Inc. Series C	150,000	3,598,500
First Republic Bank:
4.125%	150,000	2,757,000
4.50%	180,000	3,567,600
5.125%	20,000	449,000
Series J, 4.70%	110,000	2,275,900
Series L, 4.375%	225,000	4,263,750
Series M, 4.00%	165,000	3,007,950
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(d)(e)	12,500	10,250,000
JPMorgan Chase & Co.:
4.55%	540,000	11,167,200
4.625%	442,400	9,268,280
4.75%	200,000	4,356,000
Series DD, 5.75%	434,100	11,026,140
Series EE, 6.00%	196,000	5,123,440
Series MM, 4.20%	356,400	7,085,232
PNC Financial Services Group, Inc. Series P, 6.125% (d)(e)	145,086	3,631,503
Regions Financial Corp. 4.45%	10,000	192,200
Truist Financial Corp.:
4.75%	230,000	4,800,100
Series O, 5.25%	39,000	904,410
U.S. Bancorp:
4.50%	105,000	2,242,800
Series K, 5.50%	52,191	1,323,042
Series L, 3.75%	25,000	455,290
Series M, 4.00%	155,000	2,955,850
Wells Fargo & Co.:
4.25%	360,000	6,744,600
4.70%	350,000	7,147,000
5.85%(d)	453,751	10,768,872
6.625%(d)	200,000	5,158,000
Series CC, 4.375%	325,000	6,201,000
Series Y, 5.625%	170,000	4,159,900
Series Z, 4.75%	591,400	12,283,378
		202,066,844
Capital Markets - 0.7%
B. Riley Financial, Inc.:
5.00%	80,000	1,907,200
5.25%	57,400	1,316,756
6.375%	53,300	1,345,825
6.50%	15,600	388,284
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727%(d)(e)	800	11,625
Canadian Government Bond 5 Year Note Index + 2.310% 3.471%(d)(e)	2,400	36,906
Canadian Government Bond 5 Year Note Index + 2.630% 4.437%(d)(e)	600	10,483
Charles Schwab Corp.:
4.45%	225,000	4,803,750
5.95%	28,000	710,640
Morgan Stanley:
6.875%(d)	100,000	2,635,000
Series E, 7.125%(d)	25,000	668,500
Series I, 6.375%(d)	30,000	782,700
Series K, 5.85%(d)	270,000	6,987,600
Series L, 4.875%	75,000	1,682,250
Series O, 4.50%	380,000	7,425,200
Northern Trust Corp. Series E, 4.70%	110,000	2,500,300
Oaktree Capital Group LLC:
6.55%	80,300	2,038,014
Series A, 6.625%	65,197	1,636,445
State Street Corp.:
Series D, 5.90%(d)	60,700	1,504,146
Series G, 5.35%(d)	20,000	508,400
Stifel Financial Corp.:
5.20%	5,000	116,400
Series D, 4.50%	27,900	562,743
		39,579,167
Consumer Finance - 0.1%
Capital One Financial Corp.:
4.25%	40,000	749,200
5.00%	15,000	324,300
Series J, 5.00%	117,000	2,392,650
Series L, 4.375%	12,000	224,040
		3,690,190
Diversified Financial Services - 0.1%
Apollo Global Management LLC:
6.375%	38,246	946,206
Series B, 6.375%	30,000	770,100
Carlyle Finance LLC 4.625%	133,646	2,692,967
Equitable Holdings, Inc.:
4.30%	26,000	502,320
Series A 5.25%	52,500	1,189,650
		6,101,243
Insurance - 0.9%
Allstate Corp.:
5.10%	347,743	8,404,948
Series G, 5.625%	150,000	3,858,000
Series I, 4.75%	100,000	2,437,000
Athene Holding Ltd.:
Series A, 6.35%(d)	135,000	3,542,400
Series B, 5.625%	111,000	2,673,990
Series C, 6.375%(d)	185,500	4,837,840
Series D, 4.875%	340,000	7,078,800
Hartford Financial Services Group, Inc. Series G, 6.00%	60,000	1,557,000
MetLife, Inc.:
5.625%	115,000	2,955,500
Series F 4.75%	271,100	6,316,630
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(e)	23,400	287,678
Prudential Financial, Inc. 4.125%	25,000	533,250
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	747,200
W.R. Berkley Corp.:
4.125%	80,000	1,610,400
4.25%	75,000	1,491,750
5.10%	125,000	2,922,500
5.70%	39,071	987,324
		52,242,210
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	974,000
TPG RE Finance Trust, Inc. Series C, 6.25%	10,000	210,400
Two Harbors Investment Corp. Series C, 7.25% (d)	20,000	450,000
		1,634,400
Real Estate Management & Development - 0.0%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161%(d)(e)	33,900	458,307
Canadian Government Bond 5 Year Note Index + 3.160% 5.383%(d)(e)	14,000	225,244
Series CC, Canadian Government Bond 5 Year Note Index + 5.180% 6.00%(d)(e)	9,500	187,769
Series EE, 5.10%(d)	10,500	190,932
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155%(d)(e)	20,900	296,435
		1,358,687
TOTAL FINANCIALS		306,672,741

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. Series 3, 3.983%	123,400	2,097,561

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	12,300	268,140

Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
6.50%	60,000	1,404,000
8.125%	303,300	7,388,388
Series A, 7.75%	148,000	3,692,600
		12,484,988
TOTAL INDUSTRIALS		14,850,689

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Digitalbridge Group, Inc. Series I, 7.15%	14,400	339,984
Pebblebrook Hotel Trust:
6.375%	54,000	1,168,290
Series H, 5.70%	9,514	182,288
Public Storage:
3.875%	67,833	1,304,788
3.95%	40,000	756,796
4.00%	160,000	3,067,200
4.00%	140,000	2,696,400
Series F, 5.15%	30,298	755,632
Series G, 5.05%	55,937	1,379,966
Series H, 5.60%	11,300	298,094
Series I, 4.875%	60,000	1,423,200
Series J, 4.70%	65,000	1,483,300
Series K, 4.75%	35,000	834,400
Series L, 4.625%	130,000	2,941,900
Series M, 4.125%	70,000	1,441,300
Series O, 3.90%	35,000	659,750
Series S, 4.10%	50,000	983,000
Summit Hotel Properties, Inc.:
Series E, 6.25%	20,500	450,795
Series F, 5.875%	68,698	1,465,651
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	451,600
Series I, 5.70%	31,000	654,100
Vornado Realty Trust Series O, 4.45%	16,300	302,202
		25,040,636
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	60,800	1,191,680

TOTAL REAL ESTATE		26,232,316

UTILITIES - 0.8%
Electric Utilities - 0.4%
Alabama Power Co. Series A, 5.00%	35,000	868,700
Brookfield Infrastructure Finance ULC 5.00%	40,000	821,600
Duke Energy Corp.:
5.625%	85,000	2,187,050
5.75%	11,800	306,682
Entergy Louisiana LLC 4.875%	10,618	259,610
Entergy New Orleans LLC 5.50%	24,795	621,859
Entergy, Inc.:
4.875%	8,000	191,760
Series A, 5.375%	10,000	251,600
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (d)(e)	14,600	241,361
Georgia Power Co. 5.00%	21,503	540,585
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,954,350
Southern Co.:
4.20%	210,000	4,126,500
5.25%	186,487	4,557,742
Series A, 4.95%	300,000	6,849,000
		24,778,399
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	125,000	2,795,000
TransAlta Corp.:
Canadian Government Bond 5 Year Note Index + 3.800% 4.988%(d)(e)	10,800	195,618
Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19%(d)(e)	11,300	215,127
		3,205,745
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%	53,000	1,059,952
Class A 5.00%	59,100	1,153,632
CMS Energy Corp.:
5.625%	108,258	2,723,771
5.875%	59,330	1,518,848
5.875%	112,943	2,875,529
DTE Energy Co.:
4.375%	65,000	1,324,700
Series E, 5.25%	75,000	1,830,375
Sempra Energy 5.75%	220,459	5,511,475
		17,998,282
TOTAL UTILITIES		45,982,426

TOTAL NONCONVERTIBLE PREFERRED STOCKS		414,964,196
TOTAL PREFERRED STOCKS (Cost $592,292,302)		560,931,599

Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (h) (Cost $702,869,064)	6,069,211	830,450,159

Preferred Securities - 10.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (d)(i)	2,635,000	2,521,297
Enbridge, Inc. 5.75% 7/15/80 (d)	500,000	485,705
Energy Transfer LP:
6.25% (d)(i)	2,270,000	1,866,056
6.75% (d)(i)	500,000	443,717
7.125% (d)(i)	3,000,000	2,707,462
Summit Midstream Partners LP 9.5% (d)(i)	191,000	155,072
		8,179,309
FINANCIALS - 10.2%
Banks - 7.7%
Bank of America Corp.:
4.3% (d)(i)	2,500,000	2,305,581
4.375% (d)(i)	10,000,000	8,841,404
5.125% (d)(i)	15,500,000	15,410,568
5.2% (d)(i)	24,000,000	23,912,578
5.875% (d)(i)	18,400,000	17,732,125
6.1% (d)(i)	13,420,000	13,646,297
6.125% (d)(i)	16,000,000	16,287,726
6.25% (d)(i)	13,925,000	14,093,551
6.3% (d)(i)	5,000,000	5,166,186
6.5% (d)(i)	10,000,000	10,213,124
Citigroup, Inc.:
3.875% (d)(i)	10,000,000	8,941,742
4% (d)(i)	5,500,000	5,010,947
4.15% (d)(i)	3,975,000	3,513,869
5% (d)(i)	6,550,000	6,095,336
5.35% (d)(i)	5,000,000	4,861,629
5.9% (d)(i)	6,605,000	6,689,220
5.95% (d)(i)	11,750,000	11,563,606
6.25% (d)(i)	3,500,000	3,574,940
6.3% (d)(i)	6,000,000	5,785,433
Comerica, Inc. 5.625% (d)(i)	2,000,000	2,038,942
Farm Credit Bank of Texas 5.7% (b)(d)	500,000	483,422
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (d)(e)(i)	10,000,000	9,725,714
3.65% (d)(i)	18,500,000	16,518,188
4% (d)(i)	9,000,000	7,890,573
4.6% (d)(i)	21,670,000	19,731,635
4.625% (d)(i)	2,000,000	1,856,779
5% (d)(i)	17,815,000	16,836,173
5.15% (d)(i)	13,265,000	12,926,872
6% (d)(i)	12,000,000	11,990,746
6.1% (d)(i)	16,000,000	15,917,171
6.125% (d)(i)	7,000,000	6,929,406
6.75% (d)(i)	13,250,000	13,918,140
M&T Bank Corp.:
3.5% (d)(i)	2,650,000	2,199,500
6.45% (d)(i)	1,000,000	1,018,580
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 4.964% (d)(e)(i)	3,500,000	3,480,207
3.4% (d)(i)	9,750,000	8,211,212
4.85% (d)(i)	1,490,000	1,466,902
5% (d)(i)	3,730,000	3,538,715
6% (d)(i)	6,000,000	6,057,851
Truist Financial Corp.:
4.8% (d)(i)	7,000,000	6,692,210
4.95% (d)(i)	4,050,000	4,139,302
5.05% (d)(i)	2,000,000	1,867,713
5.1% (d)(i)	7,100,000	6,939,982
U.S. Bancorp:
3.7% (d)(i)	6,000,000	5,002,923
5.3% (d)(i)	1,500,000	1,393,613
Wells Fargo & Co.:
3.9% (d)(i)	27,050,000	25,122,280
5.875% (d)(i)	15,000,000	15,331,731
5.9% (d)(i)	20,500,000	20,392,974
		433,265,318
Capital Markets - 1.7%
Bank of New York Mellon Corp.:
3.7% (d)(i)	4,675,000	4,219,632
3.75% (d)(i)	6,500,000	5,700,168
4.625% (d)(i)	7,150,000	6,583,402
4.7% (d)(i)	3,000,000	3,021,494
Charles Schwab Corp.:
3 month U.S. LIBOR + 3.310% 3.838% (d)(e)(i)	250,000	247,426
3 month U.S. LIBOR + 4.820% 6.106% (d)(e)(i)	1,000,000	1,006,985
4% (d)(i)	15,500,000	14,175,962
4% (d)(i)	21,750,000	17,544,810
5% (d)(i)	4,670,000	4,424,052
5.375% (d)(i)	16,750,000	17,144,196
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)	4,694,000	3,474,603
Goldman Sachs Group, Inc.:
3.65% (d)(i)	2,250,000	1,930,662
3.8% (d)(i)	4,000,000	3,395,187
4.125% (d)(i)	4,550,000	3,992,470
Morgan Stanley:
5.3% (d)(i)	1,000,000	965,259
5.875% (d)(i)	1,000,000	1,009,320
Northern Trust Corp. 4.6% (d)(i)	4,285,000	4,021,579
State Street Corp. 3 month U.S. LIBOR + 3.590% 4.423% (d)(e)(i)	583,000	587,683
		93,444,890
Consumer Finance - 0.6%
Ally Financial, Inc.:
4.7% (d)(i)	19,500,000	16,485,665
4.7% (d)(i)	7,000,000	5,605,003
American Express Co. 3.55% (d)(i)	12,000,000	10,297,544
Capital One Financial Corp. 3.95% (d)(i)	3,000,000	2,593,095
		34,981,307
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)	750,000	744,509
Insurance - 0.2%
Allianz SE 3.2% (b)(d)(i)	3,000,000	2,391,702
MetLife, Inc. 3.85% (d)(i)	6,300,000	5,897,790
		8,289,492
TOTAL FINANCIALS		570,725,516
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3 month U.S. LIBOR + 3.330% 4.156% (d)(e)(i)	3,630,000	3,325,097
Trading Companies & Distributors - 0.0%
Air Lease Corp. 4.65% (d)(i)	1,000,000	881,241
TOTAL INDUSTRIALS		4,206,338
UTILITIES - 0.3%
Electric Utilities - 0.2%
Duke Energy Corp. 4.875% (d)(i)	3,000,000	2,880,036
Edison International:
5% (d)(i)	4,000,000	3,482,470
5.375% (d)(i)	3,500,000	3,132,124
		9,494,630
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.:
7% (b)(d)(i)	1,500,000	1,488,374
8% (b)(d)(i)	1,750,000	1,754,856
		3,243,230
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.65% (d)(i)	250,000	237,790
Sempra Energy 4.875% (d)(i)	7,000,000	6,797,487
		7,035,277
TOTAL UTILITIES		19,773,137
TOTAL PREFERRED SECURITIES (Cost $646,747,205)		602,884,300

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (j)	101,142,285	101,162,514
Fidelity Securities Lending Cash Central Fund 0.82% (j)(k)	8,309,769	8,310,600
TOTAL MONEY MARKET FUNDS (Cost $109,471,587)		109,473,114

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,749,017,024)	5,624,764,768
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,672,428)
NET ASSETS - 100.0%	5,618,092,340

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,686,811 or 2.6% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	281,528,623	777,833,330	958,199,439	232,768	-	-	101,162,514	0.2%
Fidelity Real Estate Equity Central Fund	973,846,445	51,402,686	124,950,189	9,386,819	13,304,046	(83,152,829)	830,450,159	56.5%
Fidelity Securities Lending Cash Central Fund 0.82%	3,246,875	91,485,469	86,421,744	9,312	-	-	8,310,600	0.0%
Total	1,258,621,943	920,721,485	1,169,571,372	9,628,899	13,304,046	(83,152,829)	939,923,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	242,988,217	233,025,886	9,962,331	-
Consumer Discretionary	128,304,680	124,005,929	4,298,751	-
Consumer Staples	551,577,839	501,460,092	50,117,747	-
Energy	257,038,316	257,038,316	-	-
Financials	651,404,962	609,078,783	42,326,179	-
Health Care	705,989,164	654,794,214	51,194,950	-
Industrials	294,333,013	257,840,187	36,492,826	-
Information Technology	280,954,456	261,163,260	19,791,196	-
Materials	93,092,227	90,087,155	3,005,072	-
Real Estate	53,557,955	53,557,955	-	-
Utilities	301,790,274	256,066,119	45,724,155	-

Corporate Bonds	520,926,092	-	519,939,513	986,579

Equity Funds	830,450,159	830,450,159	-	-

Preferred Securities	602,884,300	-	602,884,300	-

Money Market Funds	109,473,114	109,473,114	-	-
Total Investments in Securities:	5,624,764,768	4,238,041,169	1,385,737,020	986,579

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,879,680) - See accompanying schedule:	$4,684,841,495
Unaffiliated issuers (cost $3,936,676,373)
Fidelity Central Funds (cost $812,340,651)	939,923,273

Total Investment in Securities (cost $4,749,017,024)		$5,624,764,768
Cash		520,337
Foreign currency held at value (cost $5,672)		5,672
Receivable for investments sold		42,597,319
Receivable for fund shares sold		3,705,039
Dividends receivable		9,625,699
Interest receivable		1,877,379
Distributions receivable from Fidelity Central Funds		111,564
Prepaid expenses		943
Other receivables		25,334
Total assets		5,683,234,054
Liabilities
Payable for investments purchased	$49,469,876
Payable for fund shares redeemed	3,649,734
Accrued management fee	2,415,789
Distribution and service plan fees payable	472,201
Other affiliated payables	770,343
Other payables and accrued expenses	53,171
Collateral on securities loaned	8,310,600
Total Liabilities		65,141,714
Net Assets		$5,618,092,340
Net Assets consist of:
Paid in capital		$4,667,339,188
Total accumulated earnings (loss)		950,753,152
Net Assets		$5,618,092,340

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($869,370,944 ÷ 53,288,619 shares) (a)		$16.31
Maximum offering price per share (100/94.25 of $16.31)		$17.31
Class M :
Net Asset Value and redemption price per share ($311,293,440 ÷ 19,095,621 shares) (a)		$16.30
Maximum offering price per share (100/96.50 of $16.30)		$16.89
Class C :
Net Asset Value and offering price per share ($202,810,124 ÷ 12,487,537 shares) (a)		$16.24
Strategic Dividend and Income :
Net Asset Value , offering price and redemption price per share ($3,401,247,376 ÷ 206,686,262 shares)		$16.46
Class I :
Net Asset Value , offering price and redemption price per share ($647,449,402 ÷ 39,485,278 shares)		$16.40
Class Z :
Net Asset Value , offering price and redemption price per share ($185,921,054 ÷ 11,336,468 shares)		$16.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$64,875,658
Interest		4,567,648
Income from Fidelity Central Funds (including $9,312 from security lending)		9,628,899
Total Income		79,072,205
Expenses
Management fee	$15,161,172
Transfer agent fees	4,010,557
Distribution and service plan fees	3,010,121
Accounting fees	556,498
Custodian fees and expenses	24,174
Independent trustees' fees and expenses	9,017
Registration fees	88,914
Audit	42,033
Legal	4,039
Miscellaneous	10,474
Total expenses before reductions	22,916,999
Expense reductions	(86,150)
Total expenses after reductions		22,830,849
Net Investment income (loss)		56,241,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,032,978
Fidelity Central Funds	13,304,046
Foreign currency transactions	(115,233)
Total net realized gain (loss)		79,221,791
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(159,412,970)
Fidelity Central Funds	(83,152,829)
Assets and liabilities in foreign currencies	(34,508)
Total change in net unrealized appreciation (depreciation)		(242,600,307)
Net gain (loss)		(163,378,516)
Net increase (decrease) in net assets resulting from operations		$(107,137,160)

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,241,356	$88,360,912
Net realized gain (loss)	79,221,791	387,293,053
Change in net unrealized appreciation (depreciation)	(242,600,307)	334,852,369
Net increase (decrease) in net assets resulting from operations	(107,137,160)	810,506,334
Distributions to shareholders	(420,908,408)	(263,479,517)
Share transactions - net increase (decrease)	386,406,064	564,028,562
Total increase (decrease) in net assets	(141,639,504)	1,111,055,379

Net Assets
Beginning of period	5,759,731,844	4,648,676,465
End of period	$5,618,092,340	$5,759,731,844

Fidelity Advisor® Strategic Dividend & Income® Fund Class A

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$17.88	$16.11	$15.77	$15.18	$15.92	$14.63
Income from Investment Operations
Net investment income (loss) A,B	.15	.25	.33	.34	.40	.37
Net realized and unrealized gain (loss)	(.42)	2.39	1.01	1.23	(.02)	1.61
Total from investment operations	(.27)	2.64	1.34	1.57	.38	1.98
Distributions from net investment income	(.20)	(.38)	(.30)	(.33)	(.38) C	(.38) C
Distributions from net realized gain	(1.10)	(.49)	(.70)	(.65)	(.73) C	(.31) C
Total distributions	(1.30)	(.87)	(1.00)	(.98)	(1.12) D	(.69)
Net asset value, end of period	$16.31	$17.88	$16.11	$15.77	$15.18	$15.92
Total Return E,F,G	(2.01)%	16.99%	9.04%	11.44%	2.50%	13.96%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.97% J	.97%	.99%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	.96% J	.97%	.99%	1.00%	1.00%	1.01%
Expenses net of all reductions	.96% J	.97%	.99%	1.00%	1.00%	1.01%
Net investment income (loss)	1.77% J	1.45%	2.20%	2.28%	2.62%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$869,371	$867,690	$666,152	$661,327	$559,334	$619,704
Portfolio turnover rate K	27% J	37%	55%	58%	49%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class M

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$17.86	$16.10	$15.76	$15.17	$15.90	$14.62
Income from Investment Operations
Net investment income (loss) A,B	.13	.21	.29	.30	.36	.33
Net realized and unrealized gain (loss)	(.41)	2.38	1.01	1.23	(.01)	1.61
Total from investment operations	(.28)	2.59	1.30	1.53	.35	1.94
Distributions from net investment income	(.18)	(.34)	(.26)	(.29)	(.35) C	(.34) C
Distributions from net realized gain	(1.10)	(.49)	(.70)	(.65)	(.73) C	(.31) C
Total distributions	(1.28)	(.83)	(.96)	(.94)	(1.08)	(.66) D
Net asset value, end of period	$16.30	$17.86	$16.10	$15.76	$15.17	$15.90
Total Return E,F,G	(2.08)%	16.65%	8.77%	11.16%	2.31%	13.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.21% J	1.22%	1.24%	1.25%	1.25%	1.26%
Expenses net of fee waivers, if any	1.21% J	1.22%	1.24%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.21% J	1.22%	1.23%	1.25%	1.25%	1.26%
Net investment income (loss)	1.53% J	1.21%	1.96%	2.04%	2.37%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$311,293	$316,442	$275,209	$275,564	$247,182	$263,012
Portfolio turnover rate K	27% J	37%	55%	58%	49%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class C

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$17.80	$16.03	$15.69	$15.10	$15.83	$14.56
Income from Investment Operations
Net investment income (loss) A,B	.09	.12	.21	.23	.28	.25
Net realized and unrealized gain (loss)	(.42)	2.38	1.01	1.22	(.01)	1.60
Total from investment operations	(.33)	2.50	1.22	1.45	.27	1.85
Distributions from net investment income	(.13)	(.24)	(.19)	(.21)	(.26) C	(.27) C
Distributions from net realized gain	(1.10)	(.49)	(.70)	(.65)	(.73) C	(.31) C
Total distributions	(1.23)	(.73)	(.88) D	(.86)	(1.00) D	(.58)
Net asset value, end of period	$16.24	$17.80	$16.03	$15.69	$15.10	$15.83
Total Return E,F,G	(2.36)%	16.12%	8.22%	10.61%	1.76%	13.05%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.72% J	1.73%	1.75%	1.75%	1.76%	1.76%
Expenses net of fee waivers, if any	1.72% J	1.73%	1.74%	1.75%	1.76%	1.76%
Expenses net of all reductions	1.72% J	1.73%	1.74%	1.75%	1.75%	1.76%
Net investment income (loss)	1.02% J	.70%	1.45%	1.53%	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$202,810	$233,431	$278,672	$316,896	$349,003	$422,221
Portfolio turnover rate K	27% J	37%	55%	58%	49%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Strategic Dividend & Income® Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.02	$16.23	$15.88	$15.27	$16.01	$14.72
Income from Investment Operations
Net investment income (loss) A,B	.18	.31	.37	.39	.44	.41
Net realized and unrealized gain (loss)	(.42)	2.40	1.02	1.24	(.02)	1.62
Total from investment operations	(.24)	2.71	1.39	1.63	.42	2.03
Distributions from net investment income	(.22)	(.43)	(.34)	(.37)	(.43) C	(.42) C
Distributions from net realized gain	(1.10)	(.49)	(.70)	(.65)	(.73) C	(.31) C
Total distributions	(1.32)	(.92)	(1.04)	(1.02)	(1.16)	(.74) D
Net asset value, end of period	$16.46	$18.02	$16.23	$15.88	$15.27	$16.01
Total Return E,F	(1.80)%	17.30%	9.35%	11.81%	2.78%	14.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.68%	.70%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.67% I	.68%	.70%	.71%	.71%	.73%
Expenses net of all reductions	.67% I	.68%	.70%	.71%	.71%	.73%
Net investment income (loss)	2.06% I	1.74%	2.49%	2.57%	2.91%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,401,247	$3,514,906	$2,751,272	$3,142,639	$2,903,986	$3,294,527
Portfolio turnover rate J	27% I	37%	55%	58%	49%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class I

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$17.96	$16.18	$15.84	$15.23	$15.97	$14.69
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.36	.38	.44	.41
Net realized and unrealized gain (loss)	(.41)	2.39	1.02	1.24	(.02)	1.61
Total from investment operations	(.24)	2.69	1.38	1.62	.42	2.02
Distributions from net investment income	(.22)	(.42)	(.34)	(.36)	(.42) C	(.42) C
Distributions from net realized gain	(1.10)	(.49)	(.70)	(.65)	(.73) C	(.31) C
Total distributions	(1.32)	(.91)	(1.04)	(1.01)	(1.16) D	(.74) D
Net asset value, end of period	$16.40	$17.96	$16.18	$15.84	$15.23	$15.97
Total Return E,F	(1.83)%	17.25%	9.28%	11.82%	2.76%	14.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.72%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.71% I	.72%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.71% I	.72%	.73%	.74%	.74%	.75%
Net investment income (loss)	2.03% I	1.71%	2.46%	2.54%	2.88%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$647,449	$647,384	$537,336	$545,366	$510,226	$658,324
Portfolio turnover rate J	27% I	37%	55%	58%	49%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$17.96	$16.18	$15.84	$15.24	$15.61
Income from Investment Operations
Net investment income (loss) B,C	.18	.32	.38	.40	.09
Net realized and unrealized gain (loss)	(.41)	2.39	1.01	1.23	(.33)
Total from investment operations	(.23)	2.71	1.39	1.63	(.24)
Distributions from net investment income	(.23)	(.45)	(.36)	(.38)	(.13)
Distributions from net realized gain	(1.10)	(.49)	(.70)	(.65)	-
Total distributions	(1.33)	(.93) D	(1.05) D	(1.03)	(.13)
Net asset value, end of period	$16.40	$17.96	$16.18	$15.84	$15.24
Total Return E,F	(1.77)%	17.40%	9.43%	11.90%	(1.57)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.61%	.61%	.64% I
Expenses net of fee waivers, if any	.59% I	.59%	.61%	.61%	.64% I
Expenses net of all reductions	.59% I	.59%	.60%	.61%	.64% I
Net investment income (loss)	2.15% I	1.83%	2.59%	2.67%	3.57% I
Supplemental Data
Net assets, end of period (000 omitted)	$185,921	$179,880	$140,035	$127,236	$28,937
Portfolio turnover rate J	27% I	37%	55%	58%	49%

A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified costand include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$1,105,448,726
Gross unrealized depreciation	(230,032,335)
Net unrealized appreciation (depreciation)	$875,416,391
Tax cost	$4,749,348,377
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	980,698,868	758,013,747
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:
	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,107,239	$44,290
Class M	.25%	.25%	797,366	1,083
Class C	.75%	.25%	1,105,516	107,857
			$3,010,121	$153,230
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:
Retained by FDC
Class A	$136,582
Class M	11,367
Class C A	2,380
$150,329
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Class A	$737,648.17
Class M	258,308.16
Class C	191,047.17
Strategic Dividend and Income	2,250,185.13
Class I	536,381.16
Class Z	36,988.04
	$4,010,557
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.02
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Strategic Dividend & Income Fund	$10,777
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Dividend & Income Fund	26,026,156	25,688,625	2,436,107
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Strategic Dividend & Income Fund	3,670
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Strategic Dividend & Income Fund	$4,806
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Dividend & Income Fund	$987	$-	$-
8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $86,150.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$63,412,476	$36,924,105
Class M	22,656,642	14,220,423
Class C	15,786,393	12,339,310
Strategic Dividend and Income	258,008,227	160,701,519
Class I	47,693,699	30,899,061
Class Z	13,350,971	8,395,099
Total	$420,908,408	$263,479,517
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	5,183,646	12,094,516	$88,067,115	$211,168,381
Reinvestment of distributions	3,489,587	2,175,763	61,236,572	35,493,239
Shares redeemed	(3,922,818)	(7,077,296)	(66,468,389)	(122,413,647)
Net increase (decrease)	4,750,415	7,192,983	$82,835,298	$124,247,973
Class M
Shares sold	1,754,164	2,907,559	$29,764,765	$50,354,886
Reinvestment of distributions	1,284,160	869,852	22,524,978	14,122,294
Shares redeemed	(1,657,482)	(3,156,422)	(28,126,661)	(54,446,328)
Net increase (decrease)	1,380,842	620,989	$24,163,082	$10,030,852
Class C
Shares sold	824,662	1,911,204	$13,893,112	$33,138,920
Reinvestment of distributions	891,740	761,629	15,601,467	12,208,454
Shares redeemed	(2,345,099)	(6,938,071)	(39,699,057)	(120,230,092)
Net increase (decrease)	(628,697)	(4,265,238)	$(10,204,478)	$(74,882,718)
Strategic Dividend and Income
Shares sold	15,176,270	42,398,046	$260,497,666	$737,672,154
Reinvestment of distributions	13,039,951	8,716,987	230,634,818	143,602,730
Shares redeemed	(16,581,500)	(25,566,443)	(283,931,159)	(447,911,652)
Net increase (decrease)	11,634,721	25,548,590	$207,201,325	$433,363,232
Class I
Shares sold	5,554,580	8,676,062	$94,015,317	$151,884,997
Reinvestment of distributions	2,517,628	1,754,934	44,377,461	28,772,710
Shares redeemed	(4,632,482)	(7,596,025)	(78,615,463)	(132,845,815)
Net increase (decrease)	3,439,726	2,834,971	$59,777,315	$47,811,892
Class Z
Shares sold	1,784,864	3,184,821	$30,275,621	$55,551,851
Reinvestment of distributions	630,631	438,623	11,115,222	7,199,222
Shares redeemed	(1,092,583)	(2,262,859)	(18,757,321)	(39,293,742)
Net increase (decrease)	1,322,912	1,360,585	$22,633,522	$23,457,331
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12.Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022
Fidelity® Strategic Dividend & Income® Fund
Class A	.96%
Actual		$ 1,000	$ 979.90	$ 4.74
Hypothetical- B		$ 1,000	$ 1,020.14	$ 4.84
Class M	1.21%
Actual		$ 1,000	$ 979.20	$ 5.97
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.09
Class C	1.72%
Actual		$ 1,000	$ 976.40	$ 8.48
Hypothetical- B		$ 1,000	$ 1,016.36	$ 8.65
Strategic Dividend & Income® Fund	.67%
Actual		$ 1,000	$ 982.00	$ 3.31
Hypothetical- B		$ 1,000	$ 1,021.59	$ 3.38
Class I	.71%
Actual		$ 1,000	$ 981.70	$ 3.51
Hypothetical- B		$ 1,000	$ 1,021.39	$ 3.58
Class Z	.59%
Actual		$ 1,000	$ 982.30	$ 2.92
Hypothetical- B		$ 1,000	$ 1,021.99	$ 2.97

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.802376.118
SDI-SANN-0722

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022